Debt (Details) - Southland Holding Llc [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Total long-term debt	$ 230,282	$ 195,597
Total debt	272,261	237,251
Unamortized deferred financing costs	(276)	(321)
Total debt, net	271,985	236,930
Current portion	41,703	41,333
Secured Debt [Member]
Line of Credit Facility [Line Items]
Total long-term debt	196,016	215,622
Mortgages [Member]
Line of Credit Facility [Line Items]
Total long-term debt	996	1,089
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Total long-term debt	75,000	20,000
Equipment Notes [Member]
Line of Credit Facility [Line Items]
Total long-term debt	$ 249	$ 540